Fair Value Measurements (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Derivative Liability, Fair Value, Gross Liability (in Dollars)		$ 14,700,000
Probability of consummation of the business combination, percentage	88.00%	88.00%